-----------------------------------------------
                                Greenwich Street
                              Municipal Fund Inc.
                 -----------------------------------------------

                               [GRAPHIC OMITTED]

                                QUARTERLY REPORT

                                February 28, 1998

                           Greenwich Street Municipal
                                    Fund Inc.

--------------------------------------------------------------------------------
                                February 28, 1998
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the third quarter report for the Greenwich Street Municipal Fund Inc. ("Fund") for the nine months ended February 28, 1998. During the past nine months, the Fund distributed income dividends totaling $0.46 per share. The table below shows the annualized distribution rate and the nine-month total return based on the Fund's February 28, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

            Price                   Annualized               Nine-Month
          Per Share             Distribution Rate*          Total Return
          ---------             ------------------          ------------
      $11.78 (NAV)                     4.99%                    9.01%
      $11.563 (NYSE)                   5.09%                    9.02%

      In comparison, closed-end municipal bond funds posted an average total return of 8.10% on NAV for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major independent fund-tracking organization.)

Market Update and Portfolio Strategy

      If there was one overriding trend in the bond market over the past year, it had to be the favorable inflation environment despite strong economic growth and a relatively tight labor market. This is clearly the first time in my career as a portfolio manager that inflation has stayed subdued in the face of both of these events.

      The bond market takes its ultimate cue from inflation and bonds experienced a meaningful rally during the past twelve months. A positive inflation outlook continues today and that should, in our view, provide a

----------
* This distribution assumes a current monthly income dividend rate of $0.049 per share for twelve months.

reasonable backdrop for municipal bonds in the months ahead. And while municipal bonds have lagged a little on the upside versus taxable bonds, the after-tax spread between municipal and taxable bonds are very reasonable by historical standards. In our opinion, the difference in spreads between municipal and taxable bonds should make municipal bonds less vulnerable to any short-term rate increase if one occurs.

Fund's Investment Strategy

      During the past nine months, the Fund focused on hospital bonds (19.4%), general obligation bonds (15.0%), transportation bonds (13.1%) and water and sewer bonds (11.9%) because we believe they offered good relative values. At the end of February, the Fund's weighted average maturity was approximately 22 years. In addition, as of February 28, 1998, approximately 93% of the Fund's holdings were rated investment-grade by either Standard & Poor's Ratings Service or Moody's Investors Services Inc., with 60% of the Fund invested in AAA bonds, the highest possible rating. (Investment-grade bonds are rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or within the highest four ratings categories by any other nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.)

Municipal Bond Market Outlook

      We anticipate that the municipal bond market over the next six months will be rather benign, yet not filled with dramatic upside potential. However, we still think there may be some upside potential in the market, especially if the long-term U.S. government bond drifts down toward 5 1/2%.

      We believe that you cannot just manage for yield alone, and that is why we concentrate so much on total return. By making adjustments to a fund's average maturity, you can try to lessen the impact of volatility or take advantage of it. We think you are going to miss tremendous opportunities or make yourself more vulnerable to losses when you do not manage for total return.

      Over the long term, you need to generate high total returns in order to provide shareholders with a substantial enough stream of overall distributions, especially when interest rates are heading down. In order to succeed in today's municipal bond market, in baseball terms, you need to hit singles and doubles and not try to always hit home runs. We will, therefore, continue to apply our best efforts on your behalf and provide you with what we believe is the best investment vehicle possible consistent with our total-return philosophy.

      In closing, thank you for investing in the Greenwich Street Municipal Fund Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon                       /s/ Joseph P. Deane

Heath B. McLendon                           Joseph P. Deane
Chairman                                    Vice President and
                                            Investment Officer

March 18, 1998


--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

      Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? The power of automatically reinvesting your dividends is one of the most successful investment strategies available today. Systematic investments put time to work for you through the strength of compounding.

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan, a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. For more detailed information about the Fund's Dividend Reinvestment Plan, please refer to the section that appears on pages 23 and 24.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Schedule of Investments
                          February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
-----------------------------------
Municipal Bonds and Notes -- 100.0%
-----------------------------------
California -- 12.6%
   $3,600,000   AAA      Anaheim CA, Public Finance Authority Lease
                            Revenue, Public Improvements, Series A,
                            FSA-Insured, 5.000% due 9/1/27             $ 3,501,000
    1,000,000   AAA      California State Public Works Board Lease
                            Revenue, Department of Corrections,
                            Series A, AMBAC-Insured,
                            5.250% due 1/1/21                            1,005,000
    1,980,000   AAA      California State University, Headquarters
                            Building Authority, Series B,
                            MBIA-Insured, 5.125% due 9/1/17              1,984,950
                         LosAngeles County, CA Metropolitan
                            Transportation Authority Revenue,
                            Sales Tax Revenue, Series A:
    3,400,000   AAA           AMBAC-Insured, 5.000% due 7/1/25           3,306,500
    8,530,000   AAA           MBIA-Insured, 5.250% due 7/1/19            8,615,300
                         Los Angeles County, CA Public Works
                            Financing Authority Revenue, Series A:
    1,380,000   AAA           Lease Revenue, (Multiple Capital
                              Facilities Project), AMBAC-Insured,
                            5.125% due 6/1/17                            1,378,275
    1,500,000   AA            Regional Park & Open Space District,
                              5.000% due 10/1/16                         1,496,250
                         Metropolitan Water District Southern
                            California Water Works Revenue:
    2,500,000   AA            Series A, 5.000% due 7/1/18                2,465,625
    1,000,000   AAA           Series B, MBIA-Insured,
                              4.750% due 7/1/21                            948,750
    1,000,000   AAA      Rancho Cucamonga, CA Redevelopment
                            Agency Tax Allocation, (Rancho
                            Redevelopment Project), MBIA-Insured,
                            5.250% due 9/1/26                            1,003,750
    1,500,000   AAA      Sacramento County, CA COP, (Public
                            Facilities Project), AMBAC-Insured,
                            4.750% due 10/1/27                           1,410,000
    2,000,000   AAA      San Diego County, CA COP, North County
                            Regional Center Expansion,
                            AMBAC-Insured, 5.250% due 11/15/19           2,017,500
----------------------------------------------------------------------------------
                                                                        29,132,900
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Colorado -- 4.6%
   $2,000,000   Aaa*     Arapahoe County, CO Capital Improvement,
                            Highway Revenue, Current Series E,
                            (Pre-Refunded-- Escrowed with U.S.
                            government securities to 8/31/05
                            Call @ 103), 7.000% due 8/31/26 (a)        $ 2,400,000
      795,000   AA       Colorado Springs, CO Utilities Revenue,
                            Series A, 5.125% due 11/15/23                  791,025
                         E-470 Public Highway Authority Revenue,
                            Series A, MBIA-Insured:
    2,000,000   AAA           5.000% due 9/1/15                          1,987,500
    5,500,000   AAA           5.000% due 9/1/21                          5,355,625
----------------------------------------------------------------------------------
                                                                        10,534,150
----------------------------------------------------------------------------------
Florida -- 4.0%
    1,000,000   AAA      Bay County, FL Water System Revenue,
                            MBIA-Insured, 5.125% due 9/1/22              1,002,500
    2,000,000   AAA      Dade County, FL GO Unlimited Revenue
                            Bonds, Florida Seaport, MBIA-Insured,
                            5.125% due 10/1/21                           2,005,000
    1,000,000   AAA      Florida State Turnpike Authority Revenue,
                            Department of Transportation, Series A,
                            FGIC-Insured, 5.000% due 7/1/16                988,750
    3,500,000   BBB-     Martin County, FL IDR, (Indiantown
                            Cogeneration Project), Series A,
                            7.875% due 12/15/25 (a)(b)                   4,086,250
    1,000,000   A2*      Martin County, FL Special Assessment
                            Revenue, 6.100% due 11/1/15                  1,067,500
----------------------------------------------------------------------------------
                                                                         9,150,000
----------------------------------------------------------------------------------
Hawaii -- 1.1%
    2,540,000   AAA      Hawaii State GO, Series CP, FGIC-Insured,
                            5.000% due 10/1/16                           2,546,350
----------------------------------------------------------------------------------
Illinois -- 5.0%
                         Illinois Health Facilities Authority,
                            MBIA-Insured:
    7,000,000   AAA           Ingalls Health Systems Project,
                              6.250% due 5/15/24                         7,516,250
    1,000,000   AAA           Memorial Health Systems,
                              5.250% due 10/1/18                           997,500
    3,000,000   AAA      Illinois State GO, FGIC-Insured,
                            5.250% due 12/1/20                           3,026,250
----------------------------------------------------------------------------------
                                                                        11,540,000
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Indiana -- 3.0%
  $ 2,000,000   AAA      Avon, IN Community School Building Corp.,
                            First Mortgage, AMBAC-Insured,
                            5.250% due 1/1/22                          $ 2,002,500
    2,000,000   AAA      Indiana Health Facility Authority Hospital
                            Revenue, Sisters of St. Francis Health,
                            Series A, 5.375% due 11/1/27                 2,010,000
    2,500,000   AA-      Petersburg, IN Industrial PCR, Indianapolis
                            Power & Light Corp., 6.625% due 12/1/24      2,800,000
----------------------------------------------------------------------------------
                                                                         6,812,500
----------------------------------------------------------------------------------
Iowa -- 0.3%
      755,000   AAA      Iowa Finance Authority, Multi-Family Housing
                            Revenue Refunding, (Forest Glen Apartments
                            Project), Series A, FNMA-Collateralized,
                            5.600% due 11/1/22                             770,100
----------------------------------------------------------------------------------
Maryland -- 1.5%
   11,000,000   NR       Maryland State Energy & Financing
                            Administration, Solid Waste Disposal
                            Revenue Obligation, Recycling,
                            (Hagerstown Project), 9.000%
                            due 10/15/16 (a)(b)(c)                       3,410,000
----------------------------------------------------------------------------------
Massachusetts -- 4.6%
    2,000,000   AAA      Massachusetts Bay Transportation Authority,
                            Series B, FSA-Insured, 5.250% due 3/1/26     2,012,500
   10,000,000   NR       Massachusetts State Industrial Financing
                            Agency, Solid Waste Disposal Revenue,
                            Massachusetts Recycling Association,
                            Series A, 9.000% due 8/1/16 (a)(b)(c)        3,750,000
    2,000,000   AAA      Massachusetts State Turnpike Authority,
                            Metropolitan Highway Systems Revenue,
                            Sub-Series B, MBIA-Insured,
                            5.250% due 1/1/29                            2,002,500
                         Massachusetts State Water Resource Authority,
                            MBIA-Insured:
    2,000,000   AAA           Series B, 5.000% due 12/1/25               1,930,000
    1,000,000   AAA           Series C, 5.250% due 12/1/20               1,007,500
----------------------------------------------------------------------------------
                                                                        10,702,500
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Michigan -- 5.1%
   $4,000,000   AA+      Michigan Municipal Bond Authority
                            Revenue, State Revolving Fund,
                            5.125% due 10/1/20                         $ 4,035,000
    1,500,000   AA       Michigan State Building Authority Revenue
                            Facilities Program, Series II,
                            4.750% due 10/15/13                          1,462,500
                         Michigan State Hospital Finance Authority
                            Revenue:
                              AMBAC-Insured:
    3,500,000   AAA             Detroit Medical Group, Series A,
                              5.250% due 8/15/27                         3,473,750
      650,000   AAA             St. John Hospital & Medical Center,
                              5.250% due 5/15/26                           650,000
    2,000,000   NR       Midland County, MI EDC, PCR, Limited
                            Obligation, Series B, 9.500%
                            due 7/23/09 (a)(b)                           2,220,000
----------------------------------------------------------------------------------
                                                                        11,841,250
----------------------------------------------------------------------------------
Minnesota -- 0.2%
      500,000   A3*      Minnesota State Higher Education Facilities
                            Authority Revenue, St. Johns University,
                            Series Four-L, 5.350% due 10/1/17              508,750
----------------------------------------------------------------------------------
Missouri -- 1.1%
    1,000,000   AAA      Fenton, MO COP, Capital Improvement
                            Projects, MBIA-Insured, 5.125% due 9/1/17    1,008,750
    1,500,000   AAA      Kansas City, MO Municipal Assistance
                            Refunding, MBIA-Insured,
                            5.000% due 4/15/20                           1,473,750
----------------------------------------------------------------------------------
                                                                         2,482,500
----------------------------------------------------------------------------------
New Jersey -- 0.6%
    1,500,000   Aa3*     New Jersey State Transportation Authority,
                            Transportation Systems, Series A,
                            4.750% due 6/15/16                           1,443,750
----------------------------------------------------------------------------------
New York -- 8.3%
                         NewYork City, NY Municipal Water Finance Authority,
                            Water & Sewer Systems Revenue:
    1,750,000   A2*           Series A, 5.125% due 6/15/21               1,719,375
    1,790,000   AAA           Series B, MBIA-Insured,
                              5.375% due 6/15/19                         1,807,900

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
New York -- 8.3% (continued)
   $2,000,000   AA       New York City Transitional Finance Authority
                            Revenue, Future Tax Secured, Series A,
                            5.000% due 8/15/17                         $ 1,975,000
                         New York State Dormitory Authority Revenue:
    1,000,000   AAA         Lease Revenue, Health Facilities
                              Improvement Program, Series A,
                            FSA-Insured, 5.500% due 5/15/16              1,042,500
    1,500,000   AAA         Mental Health Services Facilities
                              Improvement, Series D, FSA-Insured,
                            5.125% due 8/15/17                           1,492,500
    3,000,000   AAA         Montefiore Medical Center, AMBAC/
                              FHA-Insured, 5.250% due 2/1/15             3,030,000
    2,000,000   AAA         Mount Sinai Medical School, Series A,
                              MBIA-Insured, 5.000% due 7/1/21            1,937,500
    1,500,000   AAA      New York State Local Government Assistance
                            Corp., Series B, MBIA-Insured,
                            4.875% due 4/1/20                            1,436,250
    2,580,000   BBB+     New York State Thruway Authority Service
                            Contract Revenue, Local Highway & Bridge,
                            6.000% due 4/1/11                            2,796,075
    2,000,000   Aa3*     New York State Triborough Bridge & Tunnel
                            Authority, New York Revenue, Series A,
                            5.000% due 1/1/24                            1,930,000
----------------------------------------------------------------------------------
                                                                        19,167,100
----------------------------------------------------------------------------------
Ohio -- 1.7%
    4,000,000   AAA      Cuyahoga County, OH Hospital Revenue,
                            Metrohealth Systems, Series A,
                            MBIA-Insured, 5.125% due 2/15/16             4,010,000
----------------------------------------------------------------------------------
Pennsylvania -- 4.4%
    2,500,000   AAA      Altoona, PA City Authority, Water Revenue
                            Refunding, FGIC-Insured,
                            5.000% due 11/1/19                           2,478,125
    1,900,000   AAA      Beaver County, PA IDA, FSA-Insured,
                            5.450% due 9/15/28                           1,909,500
    1,865,000   Aaa*     Cranberry Township, PA Municipal Water &
                            Sewer Revenue, MBIA-Insured,
                            5.000% due 12/1/17                           1,818,375

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Pennsylvania -- 4.4% (continued)
   $1,500,000   AAA      Montgomery County, PA Health Care, Holy
                            Redeemer Health, Higher Education &
                            Health Authority Revenue, Series A,
                            AMBAC-Insured, 5.250% due 10/1/17          $ 1,509,375
    2,580,000   AAA      North Wales, PA Water Authority,
                            FGIC-Insured, 5.000% due 11/1/15             2,570,325
----------------------------------------------------------------------------------
                                                                        10,285,700
----------------------------------------------------------------------------------
Puerto Rico -- 0.5%
    1,250,000   AAA      Puerto Rico Commonwealth Infrastructure
                            Financing Authority, Series A, AMBAC-
                            Insured, 5.000% due 7/1/16                   1,251,562
----------------------------------------------------------------------------------
South Carolina -- 1.7%
    2,000,000   AAA      Lexington County, SC Health Services
                            District Inc., Hospital Revenue Refunding
                            & Improvement, FSA-Insured,
                            5.250% due 11/1/17                           2,017,500
    2,000,000   AAA      Piedmont, SC Municipal Power Agency,
                            Electric Revenue, Series A, MBIA-Insured,
                            4.875% due 1/1/16                            1,942,500
----------------------------------------------------------------------------------
                                                                         3,960,000
----------------------------------------------------------------------------------
Texas -- 22.9%
    2,000,000   AAA      Azle, TX ISD, Series C, PSFG, FGIC-Insured,
                            5.000% due 2/15/22                           1,942,500
    6,000,000   AAA      Bexar County, TX Health Facilities
                            Development Corp. Revenue, Baptist
                            Health Systems, Series A, MBIA-Insured,
                            5.250% due 11/15/27                          5,962,500
    2,000,000   AAA      Brazos County, TX Health Facilities
                            Development Corp., Franciscan
                            Services Corp. Revenue, Series A,
                            MBIA-Insured, 5.375% due 1/1/17              2,042,500
                         Burleson, TX ISD, PSFG:
      725,000   Aaa*        6.750% due 8/1/24                              816,531
    1,775,000   AAA         Pre-Refunded -- Escrowed with U.S.
                              government securities to 8/1/06
                            Call @ 100, 6.750% due 8/1/24                2,078,969
    2,000,000   AAA      Del Valle, TX ISD, PSFG, 5.000% due 2/1/18      1,967,500
    3,650,000   AAA      El Paso, TX ISD, PSFG, 5.900% due 2/15/13       3,855,313

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Texas -- 22.9% (continued)
   $1,610,000   AA-      Fort Worth, TX Higher Education Finance
                            Corp., Texas Christian University,
                            5.000% due 3/15/15                         $ 1,591,888
    2,000,000   AA       Harris County, TX Health Facilities
                            Development Revenue, School Health Care
                            Systems, Series B, 5.750% due 7/1/27         2,125,000
    2,500,000   AA       Harris County, TX Toll Road, Sub-Lien,
                            5.125% due 8/15/17                           2,503,125
    5,000,000   AA-      Houston, TX GO, Series A, 5.000% due 3/1/14     5,018,750
    1,250,000   AAA      Leander, TX ISD, PSFG, 5.625% due 8/15/17       1,277,837
    1,000,000   AAA      Manor, TX ISD, PSFG, 5.000% due 8/1/17            988,750
    2,500,000   AAA      Nueces River Authority, Texas Water Supply,
                            FSA-Insured, 5.500% due 3/1/27               2,571,875
    1,000,000   AAA      Plano, TX Health Facilities Development Corp.
                            Revenue, Texas Health Resources Systems,
                            Series C, MBIA-Insured, 5.250% due 2/15/26     998,750
    1,000,000   AA       Texas State Public Finance Authority,
                            5.000% due 10/1/12                           1,010,000
    9,035,000   AA       Texas State Veterans Housing GO, Series B-4,
                            6.700% due 12/1/24 (b)                       9,757,800
                         Texas Water Development Board Revenue,
                            State Revolving Fund, Senior Lien, Series B:
    1,200,000   AAA           5.000% due 7/15/14                         1,207,500
    3,110,000   AAA           5.000% due 7/15/16                         3,102,225
    2,000,000   AAA           5.000% due 7/15/19                         1,975,000
----------------------------------------------------------------------------------
                                                                        52,794,313
----------------------------------------------------------------------------------
Utah -- 4.0%
   9,400,000    A+       Intermountain Power Agency, Utah Power
                            Supply Revenue, Series D,
                            5.000% due 7/1/21                            9,165,000
----------------------------------------------------------------------------------
Virginia -- 5.2%
                         Virginia College Building Authority, VA
                            Educational Facilities Revenue:
    1,250,000   A+            Hampton University Project,
                              5.750% due 4/1/14                          1,293,750
    3,425,000   AA            21st Century College Program,
                              5.200% due 8/1/12                          3,549,156

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Virginia -- 5.2% (continued)
                         Virginia State Housing Development Authority,
                            Commonwealth Mortgage:
   $3,720,000   AA+           Series A, Sub-Series A-1,
                              6.400% due 7/1/17                        $ 3,961,800
                              Series D:
    1,610,000   AA+             Sub-Series D-1, 6.400% due 7/1/17        1,726,725
    1,315,000   AA+             Sub-Series D-3, 5.800% due 7/1/10        1,392,256
----------------------------------------------------------------------------------
                                                                        11,923,687
----------------------------------------------------------------------------------
Washington -- 3.2%
    2,040,000   Aaa*     Skagit County, WA Public Hospital
                            District No. 001 Revenue Refunding,
                            Affiliated Health Services, FSA-Insured,
                            5.750% due 12/1/11                           2,200,650
                         Washington State Public Power
                            Supply System:
    1,000,000   AAA           Series A, Nuclear Project No. 2,
                              FSA-Insured, 5.125% due 7/1/11             1,018,750
    4,250,000   Aa1*          Series B, Nuclear Project No. 3,
                              5.500% due 7/1/18                          4,260,625
----------------------------------------------------------------------------------
                                                                         7,480,025
----------------------------------------------------------------------------------
West Virginia -- 2.2%
                         Marion County, WV Community Solid Waste
                            Disposal Facilities Revenue, Adirondack
                            Recycling:
    4,525,174   NR            Series A, 8.000% due 12/1/25 (b)           4,525,174
      632,431   NR            Series B, 10.000% due 12/1/25 (b)            632,431
----------------------------------------------------------------------------------
                                                                         5,157,605
----------------------------------------------------------------------------------
Wisconsin -- 1.3%
                         Wisconsin State Health & Educational Facilities
                            Authority Revenue, MBIA-Insured:
    2,000,000   AAA           Aurora Health Care Inc.,
                              5.250% due 8/15/17                         2,015,000
    1,000,000   AAA           The Medical College Wisconsin Inc.
                              Project, 5.400% due 12/1/16                1,018,750
----------------------------------------------------------------------------------
                                                                         3,033,750
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                    February 28, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount      Ratings                   Security                        Value
==================================================================================
Wyoming -- 0.9%
   $2,000,000   AA       Wyoming Community Development
                            Authority Housing Revenue, Series 4,
                            5.900% due 12/1/14                         $ 2,110,000
----------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost-- $232,943,314**)                      $231,213,492
==================================================================================

(a)   Security is segregated by custodian for open purchase commitments.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security is in default.
**    Aggregate cost for Federal income tax purposes is substantially the same.


See pages 13 and 14 for definition of ratings and certain security descriptions.


--------------------------------------------------------------------------------
                   Summary of Investments by Combined Ratings
                          February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Standard &          Percentage of
      Moody's           and/or           Poor's          Total Investments
--------------------------------------------------------------------------------

        Aaa                               AAA                      60.0%
        Aa                                AA                       24.8
         A                                 A                        5.9
        Baa                               BBB                       3.0
        NR                                NR                        6.3
--------------------------------------------------------------------------------
                                                                   100.0%
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                            Bond Ratings (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's-- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
                     Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1 -- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having demand feature -- VRDO.

P-1 -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
                        Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CDA     -- Community Development Administration
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
ETM     -- Escrowed to Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Agency
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VAN     -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
                                   (unaudited)
--------------------------------------------------------------------------------

                                                               February 28, 1998
================================================================================
ASSETS:
  Investments, at value (Cost-- $232,943,314)                     $ 231,213,492
  Cash                                                                  395,994
  Interest receivable                                                 2,953,178
--------------------------------------------------------------------------------
  Total Assets                                                      234,562,664
--------------------------------------------------------------------------------
LIABILITIES:
  Investment advisory fees payable                                      164,964
  Dividends payable                                                      23,434
  Accrued expenses                                                      137,237
--------------------------------------------------------------------------------
  Total Liabilities                                                     325,635
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 234,237,029
================================================================================
NET ASSETS:
  Par value of capital shares                                     $      19,882
  Capital paid in excess of par value                               237,843,228
  Overdistributed net investment income                                (123,736)
  Accumulated net realized loss from security transactions           (1,772,523)
  Net unrealized depreciation of investments                         (1,729,822)
--------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $11.78 per share on 19,882,045 shares of
$0.001 par value outstanding; 500,000,000 shares authorized)      $ 234,237,029
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Statement of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                   Nine Months
                                                                      Ended
                                                                     2/28/98
================================================================================
INVESTMENT INCOME:
  Interest                                                        $   9,209,196
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                   1,571,115
  Shareholder communications                                             59,768
  Audit and legal                                                        45,385
  Shareholder and system servicing fees                                  28,304
  Directors' fees                                                        25,589
  Registration fees                                                      11,588
  Custody                                                                 9,289
  Pricing service fees                                                    7,754
  Other                                                                   2,361
--------------------------------------------------------------------------------
  Total Expenses                                                      1,761,153
--------------------------------------------------------------------------------
Net Investment Income                                                 7,448,043
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                             173,283,769
    Cost of securities sold                                         171,142,261
--------------------------------------------------------------------------------
  Net Realized Gain                                                   2,141,508
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation
of Investments:
    Beginning of period                                             (12,124,789)
    End of period                                                    (1,729,822)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                            10,394,967
--------------------------------------------------------------------------------
Net Gain on Investments                                              12,536,475
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $  19,984,518
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Nine Months
                                                            Ended             Year
                                                           2/28/98            Ended
                                                         (unaudited)         5/31/97
=======================================================================================
OPERATIONS:
   Net investment income                                $   7,448,043    $  13,009,211
   Net realized gain                                        2,141,508        5,790,754
   (Increase) decrease in net unrealized depreciation      10,394,967      (10,998,928)
---------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                  19,984,518        7,801,037
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                   (9,093,192)     (12,922,738)
   Net realized gains                                      (7,113,504)      (6,649,833)
---------------------------------------------------------------------------------------
   Decrease in Net Assets From
   Distributions to Shareholders                          (16,206,696)     (19,572,571)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued
   for reinvestment of dividends                            2,544,884        1,218,075
---------------------------------------------------------------------------------------
   Increase in Net Assets From
   Fund Share Transactions                                  2,544,884        1,218,075
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                           6,322,706      (10,553,459)
NET ASSETS:
   Beginning of period                                    227,914,323      238,467,782
---------------------------------------------------------------------------------------
   End of period*                                       $ 234,237,029    $ 227,914,323
=======================================================================================
* Includes undistributed (overdistributed)
   net investment income of:                            $    (123,736)   $   1,521,413
=======================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                   (unaudited)
--------------------------------------------------------------------------------

      1. Significant Accounting Policies

      Greenwich Street Municipal Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. Dividends, Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
                             (unaudited) (continued)
--------------------------------------------------------------------------------

      3. Investment Advisory Agreement and Other Transactions

      Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

      4. Securities Transactions

      For the nine months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $161,391,401
--------------------------------------------------------------------------------
Sales                                                                173,283,769
================================================================================

      At February 28, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 12,266,472
Gross unrealized depreciation                                       (13,996,294)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (1,729,822)
================================================================================

      5. Capital Shares

      During the nine months ended February 28, 1998 and the year ended May 31, 1997, capital stock transactions were as follows:

                                         1998                       1997
                                  --------------------      --------------------
                                  Shares      Amount         Shares      Amount
================================================================================
Shares issued on reinvestment     217,191   $2,544,884      106,520   $1,218,075
================================================================================

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                        1998(1)      1997         1996         1995(2)
========================================================================================
Net Asset Value,
  Beginning of Period                  $11.59       $12.19       $12.84       $12.00
----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                 0.38         0.66         0.66         0.63
   Net realized and unrealized
  gain (loss)                            0.63        (0.26)       (0.42)        0.77
----------------------------------------------------------------------------------------
Total Income From Operations             1.01         0.40         0.24         1.40
----------------------------------------------------------------------------------------
Offering Costs Charged to
  Paid-In Capital                          --           --           --        (0.02)
----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                (0.46)       (0.66)       (0.66)       (0.54)
   Net realized gains                   (0.36)       (0.34)       (0.23)          --
----------------------------------------------------------------------------------------
Total Distributions                     (0.82)       (1.00)       (0.89)       (0.54)
----------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                        $11.78       $11.59       $12.19       $12.84
----------------------------------------------------------------------------------------
Total Return, Based on
  Market Value                           9.02%++      8.97%        5.52%        1.65%++
----------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value*                       9.01%++      3.61%        2.40%       12.28%++
----------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)               $234,237     $227,914     $238,468     $251,219
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                              1.01%+       1.03%        1.06%        1.05%+
   Net investment income                 4.27+        5.57         5.17         5.63+
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                    68%         115%          42%         115%
----------------------------------------------------------------------------------------
Market Value, End of Period           $11.563      $11.375      $11.375      $11.625
========================================================================================

(1)   For the nine months ended February 28, 1998 (unaudited).
(2) For the period from June 24, 1994 (commencement of operations) to May 31, 1995.
 * The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +    Annualized.

--------------------------------------------------------------------------------
                         Quarterly Results of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                      Net Realized              Net Increase
                                                                     and Unrealized             (Decrease) in
                    Investment             Net Investment            Gain (Loss) on            Net Assets From
                      Income                   Income                  Investments               Operations
------------------------------------------------------------------------------------------------------------------
 Quarter                      Per                      Per                       Per                        Per
  Ended          Total       Share       Total        Share       Total         Share        Total         Share
==================================================================================================================
 8/31/94*   $  2,522,206   $   0.13  $  2,049,342   $   0.11  $  4,076,999    $   0.20   $  6,126,341    $   0.31
11/30/94       3,946,853       0.20     3,334,708       0.17   (22,644,150)      (1.16)   (19,309,442)      (0.99)
 2/28/95       3,990,277       0.20     3,363,082       0.17    24,095,398        1.23     27,458,480        1.40
 5/31/95       4,061,565       0.21     3,497,852       0.18     9,687,147        0.50     13,184,999        0.68
 8/31/95       3,871,127       0.20     3,186,132       0.16    (3,092,160)      (0.16)        93,972        0.01
11/30/95       3,890,364       0.20     3,202,189       0.16     8,514,682        0.44     11,716,871        0.60
 2/29/96       3,877,668       0.20     3,181,364       0.16    (2,239,170)      (0.11)       942,194        0.04
 5/31/96       3,852,531       0.19     3,290,364       0.18   (11,345,622)      (0.59)    (8,055,258)      (0.41)
 8/31/96       3,940,034       0.20     3,319,852       0.17    (3,899,664)      (0.20)      (579,812)      (0.03)
11/30/96       3,836,212       0.20     3,226,504       0.17     8,809,662        0.45     12,036,166        0.62
 2/28/97       3,780,875       0.19     3,189,232       0.16    (7,930,720)      (0.40)    (4,741,488)      (0.24)
 5/31/97       3,857,047       0.19     3,273,623       0.16    (2,187,452)      (0.11)     1,086,171        0.05
 8/31/97       3,149,970       0.16     2,546,539       0.13     3,996,871        0.20      6,543,410        0.33
11/30/97       3,008,049       0.15     2,431,992       0.12     4,698,522        0.24      7,130,514        0.36
 2/28/98       3,051,177       0.15     2,469,512       0.13     3,841,082        0.19      6,310,594        0.32
==================================================================================================================

* For the period from June 24, 1994 (commencement of operations) to August 31, 1994.

--------------------------------------------------------------------------------
                                 Financial Data
                                   (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                              NYSE                                    Dividend
 Record        Payable      Closing       Net Asset     Dividend    Reinvestment
  Date          Date         Price*         Value*        Paid          Price
================================================================================
 2/21/95       2/28/95      $11.500        $12.19        $0.060        $11.11
 3/24/95       3/31/95       11.375         12.40         0.060         11.38
 4/21/95       4/28/95       11.438         12.57         0.060         11.47
 5/23/95       5/31/95       11.438         12.72         0.060         11.69
 6/23/95       6/30/95       11.375         12.71         0.060         11.62
 7/25/95       7/28/95       11.563         12.53         0.060         11.48
 8/22/95       8/25/95       11.375         12.86         0.060         11.52
 9/26/95       9/29/95       11.500         12.62         0.060         11.20
10/24/95      10/27/95       11.500         12.84         0.060         11.58
11/20/95      11/24/95       11.750         12.95         0.060         11.64
12/26/95+     12/29/95       11.875         12.99         0.230         12.10
 1/23/96       1/26/96       11.875         12.92         0.060         12.12
 2/20/96       2/23/96       12.000         12.86         0.060         12.30
 3/26/96       3/29/96       11.375         12.55         0.060         11.54
 4/23/96       4/26/96       11.438         12.32         0.060         11.42
 5/28/96       5/31/96       11.375         12.35         0.060         11.43
 6/25/96       6/28/96       11.250         12.10         0.060         11.54
 7/23/96       7/26/96       11.375         12.06         0.060         11.58
 8/27/96       8/30/96       11.625         12.10         0.060         11.70
 9/24/96       9/27/96       11.688         12.08         0.060         11.71
10/22/96      10/25/96       11.688         12.18         0.060         11.75
11/25/96      11/29/96       11.625         12.35         0.060         11.59
12/23/96+     12/27/96       11.250         11.99         0.340         11.56
 1/28/97       1/31/97       11.563         11.65         0.060         11.53
 2/25/97       2/28/97       11.750         11.80         0.060         11.66
 3/24/97       3/27/97       11.250         11.40         0.060         11.40
 4/22/97       4/25/97       11.250         11.30         0.060         11.29
 5/27/97       5/30/97       11.250         11.51         0.060         11.49
 6/24/97       6/27/97       11.625         11.74         0.060         11.74
 7/22/97       7/25/97       11.875         11.98         0.060         11.90
 8/26/97       8/29/97       11.563         11.70         0.060         11.65
 9/23/97       9/26/97       11.625         11.86         0.056         11.56
10/28/97      10/31/97       11.063         11.86         0.056         11.29
11/24/97      11/28/97       11.250         11.90         0.056         11.45
12/22/97+     12/26/97       11.188         11.78         0.360         11.57
 1/27/98       1/30/98       11.688         11.79         0.056         11.77
 2/24/98       2/27/98       11.688         11.78         0.056         11.78
================================================================================
* As of record date.
+ Capital gain distribution.

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                                   (unaudited)
--------------------------------------------------------------------------------

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a share holder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvest ment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

      If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
--------------------------------------------------------------------------------

at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including informa tion needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 8030, Boston, Massachusetts 02266 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
                             Additional Information
                                   (unaudited)
--------------------------------------------------------------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

                           Greenwich Street Municipal
                                    Fund Inc.

Directors

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Mutual Management Corp.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services
 Group, Inc.
P.O. Box 8030
Boston, Massachusetts 02266

Custodian

PNC Bank, N.A.
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103

                This report is intended only for the shareholders
                     of Greenwich Street Municipal Fund Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                       purchase or sale of the Fund or any
                       securities mentioned in the report.


                                  FD01109 4/98